Line Of Credit	12 Months Ended
Dec. 31, 2011
Line Of Credit [Abstract]
Line Of Credit

9. Line of credit

The Company has a revolving credit facility with BMO Harris, N.A. (formerly Harris N.A.). Prior to the amendment of the loan and security agreement with BMO Harris Bank N.A. on March 20, 2012, the existing and historical financing arrangements required that cash received be applied against the Company's revolving line of credit. Accordingly, the Company did not maintain cash or cash equivalents on its balance sheet, but instead funded its operations through borrowings under its revolving line of credit.

On April 29, 2011, in connection with the closing of the Reverse Recapitalization, The W Group and Power Solutions International, Inc. entered into a loan and security agreement with BMO Harris, N.A. ("Harris Agreement"), which replaced the existing loan and security agreement that The W Group had with its senior lender ("Prior Credit Agreement") prior to the closing of the Reverse Recapitalization. Pursuant to the Harris Agreement, among other things, the maximum loan amount was reduced from the maximum loan amount under The W Group's Prior Credit Agreement to reflect The W Group's repayment in full of its two previously outstanding term loans under the Prior Credit Agreement, and the financial covenants under the Prior Credit Agreement were replaced with a new fixed charge coverage ratio covenant. Prior to the amendment of the loan and security agreement on March 20, 2012, the Harris Agreement provided for borrowings up to $35.0 million under a Revolving Line of Credit ("Line of Credit") which was scheduled to mature on April 29, 2014. The Harris Agreement is collateralized by substantially all of the Company's assets. The Company was also required to meet certain financial covenants, including a minimum monthly fixed charge coverage ratio and a limitation on annual capital expenditures. The Harris Agreement contains customary covenants and restrictions, including agreements to provide financial information, comply with laws, pay taxes and maintain insurance, restrictions on the incurrence of certain indebtedness, guarantees and liens, restrictions on mergers, acquisitions and certain dispositions of assets, and restrictions on the payment of dividends and distributions. In addition, the Harris Agreement required cash accounts to be held with BMO Harris Bank N.A. Prior to the amendment of the Harris Agreement, the cash deposits were swept daily by BMO Harris Bank N.A. daily and applied against the outstanding Line of Credit.

Under the Harris Agreement and prior to the amendment of the loan and security agreement on March 20, 2012 (in contrast to the Prior Credit Agreement): (a) the Company is a party to the Harris Agreement and pledged all of its shares of The W Group to BMO Harris Bank N.A. as collateral for the Line of Credit; (b) there are no term loans; (c) the Line of Credit bore interest at Harris' prime rate (3.25% at December 31, 2011) plus an applicable margin ranging from 0% to 0.50%; or, at the Company's option, all or a portion of the Line of Credit could have been designated to bear interest at LIBOR plus an applicable margin ranging from 2.00% to 2.50%; (d) the limitation on annual capital expenditures was increased from the limitation under The W Group's Prior Credit Agreement; (e) a maximum quarterly senior debt leverage ratio, which was included in the Prior Credit Agreement, was eliminated; and (f) a fixed charge coverage ratio similar to the fixed charge coverage ratio in the Prior Credit Agreement was included, except that this fixed charge coverage ratio under the Harris Agreement excluded historical debt service on the Term Loans (as discussed below in Note 10, "Long-term debt") and certain other one-time expenses. As of December 31, 2011, $4.7 million of the Company's outstanding borrowings under its revolving line of credit bore interest at the prime rate, which equated to 3.25% with the applicable margin included. The remaining outstanding balance as of December 31, 2011, of $15.0 million had been designated to bear interest at the LIBOR rate, plus an applicable margin which equated to 2.29%. The unused and available line of credit balance was $15.3 million at December 31, 2011. The Company was in compliance with the financial covenants under its current credit facility as of December 31, 2011.

On March 20, 2012, the Harris Agreement was amended ("Amended Agreement") to increase the total credit facility from $35.0 million to $50.0 million and is now scheduled to mature on March 20, 2017. Under the terms of the Amended Agreement (in contrast to the Harris Agreement): (a) the revolving line of credit bears interest at BMO Harris Bank N.A.'s prime rate plus an applicable margin ranging from 0% to 0.50%; or, at the Company's option, all or a portion of the revolving line of credit can be designated to bear interest at LIBOR plus an applicable margin ranging from 1.75% to 2.25%; (b) the unused line fee has been reduced to 0.25%; and (c) the Company is only required to report its compliance with the fixed charge coverage ratio for any month when the Company's Excess Availability, as defined in the Amended Agreement, is less than the Liquidity Threshold, as defined in the Amended Agreement, for 60 consecutive days. The Liquidity Threshold is defined as the greater of (i) $7,500,000 or (ii) 12.5% of the total credit facility of $50.0 million as may be reduced from time to time pursuant to the terms of the Amended Agreement. Under the Amended Agreement, cash balances are no longer automatically swept by BMO Harris Bank N.A., and, as a result, from time to time, the Company may carry cash balances on its consolidated balance sheet.

The Prior Credit Agreement provided borrowings up to $29.0 million, bearing interest at the bank's prime rate (3.25% at December 31, 2010), plus an applicable margin ranging from 2.25% to 2.50%. At December 31, 2010, the Company had designated the entire outstanding balance of $21.6 million to bear interest at LIBOR as allowed under the Prior Credit Agreement. The unused line balance was $7.4 million at December 31, 2010, and the interest rate on the line of credit was 5.50%. As of December 31, 2010, the Company determined that they were not in compliance with the quarterly fixed charge coverage ratio and the quarterly senior debt leverage ratio covenants of the Prior Credit Agreement with Fifth Third Bank. The event of non-compliance at December 31, 2010 arose principally due to the timing of the payment of certain fixed charges such as tax payments during the period and because the Company's actual EBITDA was less than the minimum required to be in compliance with the fixed charge coverage ratio and the senior debt leverage ratio. On January 20, 2011, the Company received from Fifth Third Bank a waiver of the Company's noncompliance with these financial covenants as of December 31, 2010.

The line of credit under the Prior Credit Agreement was scheduled to mature on July 15, 2013, and was cross-defaulted with the Term Loans discussed and defined below under Note 10, "Long-term debt", and collateralized by substantially all business assets. As discussed above, the revolving line of credit under the Prior Credit Agreement was repaid in full on April 29, 2011 and replaced with the Line of Credit under the Harris Agreement.